Share Capital - Additional Information (Detail) - Pipe Subscription Agreement [Member] $ / shares in Units, shares in Thousands, $ in Millions	Sep. 02, 2025 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share	$ 0.01
Price per share	$ 3.9317
Gross proceeds from issuance of shares | $	$ 4.1
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares purchased | shares	1,040